CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 355	¥ 74	¥ (459,815)	¥ 1,347,205	¥ 48,699	¥ (2,520,438)	¥ (8,500)	¥ (1,592,420)
Balance (In shares) at Dec. 31, 2021 | shares	56,593,157	7,206,059
Net income						83,520	1,713	85,233
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 4			103				107
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in shares) | shares	583,685
Foreign currency translation adjustment					965			965
Share-based compensation				16,537				16,537
Treasury shares			(17,103)					(17,103)
Balance at Dec. 31, 2022	¥ 359	¥ 74	(476,918)	1,363,845	49,664	(2,436,918)	(6,787)	(1,506,681)
Balance (In shares) at Dec. 31, 2022 | shares	57,176,842	7,206,059
Net income						8,926	1,428	10,354
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 5			222				227
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in shares) | shares	684,485
Foreign currency translation adjustment					(1,448)			(1,448)
Share-based compensation				3,887				3,887
Acquisition of noncontrolling interest				(7,053)			1,792	(5,261)
Treasury shares			(2,428)					(2,428)
Balance at Dec. 31, 2023	¥ 364	¥ 74	(479,346)	1,360,901	48,216	(2,427,992)	(3,567)	(1,501,350)
Balance (In shares) at Dec. 31, 2023 | shares	57,861,327	7,206,059
Net income						(586,542)	(560)	(587,102)	$ (80,432)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6			136				142
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in shares) | shares	869,180
Foreign currency translation adjustment					6,050			6,050	829
Share-based compensation				1,343				1,343
Acquisition of noncontrolling interest				(5,952)			3,390	(2,562)
Treasury shares			(7,360)					(7,360)
Disposal of discontinued operations				287,244				287,244
Balance at Dec. 31, 2024	¥ 370	¥ 74	¥ (486,706)	¥ 1,643,672	¥ 54,266	¥ (3,014,534)	¥ (737)	¥ (1,803,595)	$ (247,092)
Balance (In shares) at Dec. 31, 2024 | shares	58,730,507	7,206,059